Significant Accounting Policies - Additional Information (Detail) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Significant Accounting Policies [Line Items]
Non-regulated energy sales	121,150	128,311
Interest expense	35,941	30,437
Contributions in aid of construction	3,207	1,107
Water lease, term	50 years
Water lease, inducement period	10 years
Description of interest rate on deposits	The deposits bear monthly interest and are applied to the customer account after 12 months if the customer is found to be credit worthy.
Long Sault | Long Sault, Hydroelectric generating facility
Significant Accounting Policies [Line Items]
Percentage of acquirable equity in 2038	58.00%
Generating assets of Long Sault	41,260	46,160
Long-term debt of Long Sault	37,143	38,136
Non-regulated energy sales	8,747	9,804
Operating expense and amortization	2,728	3,001
Interest expense	3,929	3,984
Long Sault | Long Sault, Hydroelectric generating facility | 2013
Significant Accounting Policies [Line Items]
Percentage of future cash flows of the facility	100.00%
Long Sault | Long Sault, Hydroelectric generating facility | 2014 - 2027
Significant Accounting Policies [Line Items]
Percentage of future cash flows of the facility	65.00%
Long Sault | Long Sault, Hydroelectric generating facility | Thereafter to 2046
Significant Accounting Policies [Line Items]
Percentage of future cash flows of the facility	58.00%
Minimum
Significant Accounting Policies [Line Items]
Refund period of developer advances	10 years
Percentage of likelihood of tax positions being realized	50.00%
Maximum
Significant Accounting Policies [Line Items]
Refund period of developer advances	20 years
Power sales contracts | Minimum
Significant Accounting Policies [Line Items]
Intangible asset, useful life	6 years
Power sales contracts | Maximum
Significant Accounting Policies [Line Items]
Intangible asset, useful life	25 years
Customer Relationships
Significant Accounting Policies [Line Items]
Intangible asset, useful life	40 years